Annual Fund Operating Expenses - Class A C Shares - Alger Responsible Investing Fund - AC	Mar. 01, 2021
Class A
Operating Expenses:
Advisory Fees	0.71%	[1]
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.36%
Class C
Operating Expenses:
Advisory Fees	0.71%	[1]
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	2.11%

[1]	The Fund and Fred Alger Management, LLC (the “Manager”) have adopted fee breakpoints for the Fund. The advisory fee for assets up to $1 billion is .71%, and for assets in excess of $1 billion is .65%. The actual rate paid as a percentage of average daily net assets for the year ended October 31, 2020 was .71%.